Other long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Other Long-term Debt
The following table shows the movement of the SBA Loan during the year:

The following table shows the movement of the SBA Loan during the year:

Amount

Balance, January 1, 2021	$-
Initial fair value of other long-term debt (Note 5)	144,948
Accretion	3,424
Payments	(5,561)
Effect of movement in exchange rates	4,634
Balance, December 31, 2021	$147,445
Accretion	11,089
Payments	(12,871)
Effect of movement in exchange rates	10,072
Balance, December 31, 2022	155,735
Current portion of other long-term debt	10,891
Other long-term debt	$144,844